Retirement Benefit Obligation (Tables)	12 Months Ended
Jun. 30, 2018
Employee Benefits [Abstract]
Disclosure of Unfunded Obligations and Net Liability of Defined Benefit Plan

	US dollar
Figures in million	2018	2017

Present value of unfunded obligations	13	14

Current employees	4	5
Retired employees	9	9

Movement in the liability recognised in the balance sheet

Balance at beginning of year	14	11
Contributions paid	(1)	(1)
Finance costs	1	1
Net actuarial (gain)/loss recognised during the year[1]	(1)	—
Moab Khotsong acquisition (refer to note 14)	1	—
Translation	(1)	3

Balance at end of year	13	14

[1] The net actuarial (gain)/loss has been recorded in other comprehensive income.

	US dollar
Figures in million	2018	2017

The net liability of the defined benefit plan is as follows:

Present value of defined benefit obligation	13	14
Fair value of plan assets	—	—

Net liability of defined benefit plan	13	14

Disclosure of the Effect of a Percentage Point Increase and Decrease in the Assumed Medical Cost Trend Rate
The effect of a percentage point increase and decrease in the assumed medical cost trend rate is as follows:

	US dollar
Figures in million	2018	2017

Effect of a 1% increase on:

Aggregate of service cost and finance costs	—	—
Defined benefit obligation	2	2

Effect of a 1% decrease on:

Aggregate of service cost and finance costs	—	—
Defined benefit obligation	(1)	(1)